SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 69,391	$ 54,329	$ 47,485
Gross profit	21,426	19,222	18,488
MMP SoC for portable media players [Member]
Segment Reporting Information [Line Items]
Revenue	69,256	54,150	47,168
Gross profit	21,349	19,143	18,347
Testing solutions [Member]
Segment Reporting Information [Line Items]
Revenue	135	179	317
Gross profit	$ 77	$ 79	$ 141